Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Significant Accounting Policies
Use of Estimates

(a)                                 Use of Estimates

In preparing the Company’s consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenue and expenses during the reporting periods. Significant estimates made by management include: provision for product returns, allowance for doubtful accounts, inventory provisions, useful lives of amortizable intangible assets, impairment of long-lived assets, and realizability of deferred tax assets. On an ongoing basis, management reviews its estimates to ensure that these estimates appropriately reflect changes in the Company’s business and new information as it becomes available. If historical experience and other factors used by management to make these estimates do not reasonably reflect future activity, the Company’s consolidated financial statements could be materially impacted.

Cash and Cash Equivalents

(b)                                 Cash and Cash Equivalents

Cash equivalents consist of highly liquid investments that are readily convertible to cash with maturities of three months or less when purchased. Cash equivalents as of December 31, 2012 and 2011 are short-term deposits and investments with banks with original maturities of three months or less.

Accounts Receivable

(c)                                  Accounts Receivable

The Company extends unsecured credit to its customers in the ordinary course of business and actively pursues past due accounts. The Company estimates an allowance for doubtful accounts based on historical experience, the age of the accounts receivable balances, credit quality of the Company’s customers, current economic conditions, and other factors that may affect customers’ ability to pay.

Inventories

(d)                                 Inventories

Inventories are stated at the lower of cost or replacement cost with respect to raw materials and the lower of cost and net realizable value with respect to finished goods and work in progress. The cost of work in progress and finished goods is generally determined on weighted-average cost basis and includes direct material, direct labor and overhead. Net realizable value represents the anticipated selling price, net of distribution cost, less cost for finished goods or estimated costs to completion for working in progress.

Property, Plant and Equipment

(e)                                 Property, Plant and Equipment

Property, plant and equipment are recorded at cost.  Significant additions and improvements are capitalized, while repairs and maintenance are charged to expenses as incurred. Equipment purchased for specific research and development projects with no alternative uses are expensed. Assets under construction are not depreciated until construction is completed and the assets are ready for their intended use. Gains and losses from the disposal of property, plant and equipment are included in net loss.

Depreciation of property, plant and equipment is computed using the straight-line method based on the estimated useful lives of the assets as follows:

Plant and building	10 -24 years
Land-use rights	Term of leases, ranging from 28 to 49 years
Machinery and equipment	8 to 10 years
Motor vehicles	4 to 5 years
Office equipment and furniture	3 to 5 years
Leasehold improvement	Lesser of useful lives and term of lease

Licenses

(f)                                   Licenses

The Company capitalizes the patent payment and the purchase cost of vaccines if the vaccine has received a new drug certificate from the State Food and Drug Administration (“SFDA”) of China. If the vaccine has not received a new drug certificate, the purchase cost is expensed as in-process research and development.

Licenses, in relation to the production and sales of pharmaceutical products, are amortized on a straight-line basis over their respective useful lives. The useful lives of inactivated hepatitis A and recombinant hepatitis A&B licenses are estimated to be 10 years. Before August, 2012, the useful life for H5N1 licenses was estimated 20 years. Effective August 15, 2012, the remaining useful life was revised to 3 years expiring on December 29, 2015 as a result of amendment to the agreement with the licensor (note 21). Useful lives of licenses and permits are subject to the uncertainties described in note 1.

Impairment of Long-Lived Assets

(g)                                  Impairment of Long-Lived Assets

Long-lived assets including intangible assets subject to amortization are reviewed for impairment whenever events or changes in circumstances indicate that the carrying value of the asset may not be recoverable from the future undiscounted net cash flows expected to be generated by the asset.  If the asset is not fully recoverable, an impairment loss would be recognized for the difference between the carrying value of the asset and its estimated fair value, based on discounted net future cash flows or other appropriate methods. The impairment adjustment to the carrying value of the long-lived assets for the year ended December 31, 2012 was $2,175,532 (2011 - Nil, 2010 - Nil).

Income Taxes

(h)                                 Income Taxes

The Company recognizes deferred tax liabilities and assets for the expected future tax consequences of events that have been recognized in the Company’s financial statements or tax returns using the liability method.  Under this method, deferred tax liabilities and assets are determined based on the temporary differences between the financial statements and tax bases of assets and liabilities using enacted tax rates in effect in the years in which the differences are expected to reverse. A valuation allowance is provided for the portion of deferred tax assets that is more likely than not to remain unrealized. Deferred tax assets and liabilities are measured using enacted tax rates and laws.

The tax benefit from an uncertain tax position is recognized only if it is more likely than not that the tax position will be sustained upon examination by the appropriate taxing authority, based on the technical merits of the position. The tax benefits recognized from such a position are measured based on the amount that is greater than 50% likely of being realized upon settlement. Liabilities associated with uncertain tax positions are classified as long-term unless expected to be paid within one year. Interest and penalties related to uncertain tax positions, if any, are recorded in the provision for income taxes and classified with the related liability on the consolidated balance sheet.

The Company has reviewed the tax positions taken, or to be taken, in its tax return for all tax years currently open to examination by a taxing authority in accordance with the recognition and measurement standards of ASC 740. The Company is not under examination by any authority for income tax purposes and has not applied any income tax filing extension.

The Company is not subject to taxation in the U.S. The Company’s taxing jurisdiction is Antigua and Barbuda. Sinovac Hong Kong’s taxing jurisdiction is Hong Kong. The Company’s four subsidiaries, Sinovac Beijing, Tangshan Yian, Sinovac R&D and Sinovac Dalian’s taxing jurisdiction is China.

Value-added Taxes

(i)                                     Value-added Taxes

Value-added taxes collected from customers relating to product sales and remitted to governmental authorities are presented on a net basis. Value-added taxes collected from customers are excluded from revenue.

Revenue Recognition

(j)                                    Revenue Recognition

Revenue is recognized when persuasive evidence of an arrangement exists, the price is fixed and determinable, delivery has occurred and there is a reasonable assurance of collection of the sales proceeds. The Company generally obtains purchase authorizations from its customers for a specified amount of products at a specified price and considers delivery to have occurred when the customer takes title of the products.  The Company provides certain customers with a right of return. The product return provision for seasonal influenza vaccine is estimated based on actual sales returns and expected sales returns to the end of the flu season because the returned products are generally accepted before the end of the flu season. As of December 31, 2012, reserves for seasonal influenza vaccine returns are approximately $1.3 million (December 31, 2011-$1 million). The product return provisions for inactivated hepatitis A vaccine and combined inactivated hepatitis A&B vaccine are estimated based on historical return and exchange levels, external data with respect to inventory levels as well as the remaining shelf lives of the products in the distribution channel. As of December 31, 2012, reserves for inactivated hepatitis A vaccine and combined inactivated hepatitis A&B vaccine returns are $1.7 million (December 31, 2011-$1.7 million). Percentage of sales return provision for the year of private pay market sales on inactivated hepatitis A and combined inactivated hepatitis A&B represents 5.4% and 8.3% in 2012 and 2011, respectively. For H1N1 and H5N1 vaccines, customers do not have a right of return.

Deferred revenue is generally relating to government stockpiling programs and advances received from customers. For government stockpiling programs, the Company generally obtains purchase authorizations from the government for a specified amount of products at a specified price. Revenue is recognized when the government takes delivery of the products. If the products expire prior to delivery, these expired products are recognized as revenue once cash is received and the products have expired and passed government inspection.

Shipping and Handling

(k)                                 Shipping and Handling

Shipping and handling fees billed to customers are included in sales. Costs related to shipping and handlings are part of selling expenses in the consolidated statements of loss and comprehensive income (loss). In 2012, $1,118,443 (2011 - $1,197,272; 2010 - $1,051,791) related to shipping and handling costs were included in selling expenses.

Advertising Expenses

(l)                                     Advertising Expenses

Advertising costs are expensed as incurred and included in selling expenses. Advertising costs were $29,324 for the year ended December 31, 2012 (2011 - $11,973; 2010 - $39,615).

Research and Development

(m)                             Research and Development

Research and development costs are expensed as incurred and are listed as a separate line item on the Company’s consolidated statements of loss and comprehensive income(loss).

Government Grants

(n)                                 Government Grants

Government grants received from the PRC government by the operating subsidiaries of the Company are recognized when there is reasonable assurance that the amount is receivable and all the conditions specified in the grant have been met. Government grants for research and development are recognized as a reduction to research and development expenses when the expenses are incurred in the same period when the conditions attached to the grants are met, or recognized as other income in the period when the conditions are met after the expenses are incurred. Government grants for property, plant and equipment are deferred and recognized as a reduction to the depreciation and amortization expenses in the same manner as the production facilities are amortized. Interest subsidies are recorded as a reduction to interest expenses in the consolidated statements of loss and comprehensive income (loss), or recorded as reduction to interest capitalized if the subsidies granted are related to a specific borrowing associated with building a qualifying asset. Other incentives received from local government to encourage expansion of local businesses are recognized as other income.

Foreign Currency Transaction

(o)                                 Foreign Currency Transaction

The Company and its active subsidiaries maintain their accounting records in their functional currencies, U.S. dollars and Renminbi Yuan (“RMB”), respectively. The Company translates foreign currency transactions into its functional currency in the following manner:

At the transaction date, each asset, liability, revenue and expense is translated into the functional currency by the use of the exchange rate in effect at that date.  At the period end, foreign currency monetary assets, and liabilities are re-evaluated into the functional currency by using the exchange rate in effect at the balance sheet date.  The resulting foreign exchange gains and losses are included in operations.

The assets and liabilities of the foreign subsidiaries, Sinovac Beijing, Tangshan Yian, Sinovac Biological, and Sinovac Dalian are translated into U.S. dollars at exchange rates in effect at the balance sheet date.  Revenue and expenses are translated at average exchange rate.  Gain and losses from such translations are included in stockholders’ equity as a component of other comprehensive income.

Stock-based Compensation

(p)                                 Stock-based Compensation

Compensation expense for costs related to all share-based payments, including grants of stock options, is recognized through a fair-value based method. The Company uses the Black-Scholes option-pricing model to determine the fair value for the awards.  The value of the portion of the award that is ultimately expected to vest is recognized on a straight-line basis as expense over the requisite service period in the consolidated statements of loss.

Comprehensive Income (loss)	(q) Comprehensive Income (loss) The Company’s comprehensive income (loss) consists of net income (loss) and foreign currency translation adjustments.
Loss Per Share

(r)                Loss Per Share

Loss per share is calculated in accordance with FASB guidance codified in ASC 260, Earnings per Share. Basic loss per share is computed by dividing the net loss available to common stockholders by the weighted average number of common shares outstanding during the year. Diluted loss per share is computed in accordance with the treasury stock method and based on the weighted average number of common shares and dilutive common share equivalents of options. The basic and diluted loss per share is the same because the exercise of options would have an anti-dilutive effect.

Operating leases

(s)               Operating leases

Leases are classified as finance and operating depending on the terms and conditions of the lease agreement. Payments under operating lease are expensed in the period in which they are incurred.

Fair Value of Financial Instruments

(t)                Financial Instruments and Concentration of Credit Risks

Fair Value of Financial Instruments

Assets and liabilities subject to fair value measurements are required to be disclosed within a specified fair value hierarchy. The fair value hierarchy ranks the quality and reliability of inputs, or assumptions, used in the determination of fair value and requires assets and liabilities carried at fair value to be classified and disclosed in one of the following categories based on the lowest level input used that is significant to a particular fair value measurement:

• Level 1 — Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

• Level 2 — Inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar assets or liabilities in active markets, or quoted prices for identical or similar assets and liabilities in markets that are not active.

• Level 3 — Unobservable inputs for the asset or liability.

As of December 31, 2012 and 2011, the Company did not have any Level 3 financial assets. As of December 31, 2012 and 2011, the Company did not have financial liabilities measured at fair value on a recurring basis.

The fair values of financial instruments are estimated at a specific point in time, based on relevant information about financial markets and specific financial instruments.  As these estimates are subjective in nature, involving uncertainties and matters of significant judgment, they cannot be determined with precision. Changes in assumptions can significantly affect estimated fair values.

The carrying values of cash and cash equivalents, accounts receivable, short-term loans payable, and accounts payable and accrued liabilities approximate their fair value because of their short term nature.  The fair values of long-term loans payable and due to related party are based on the estimated discounted value of future contractual cash flows which approximates their fair value.

Exchange Rate Risks

Exchange Rate Risks

The Company operates in China, which may give rise to significant foreign currency risks from fluctuations and the degree of volatility of foreign exchange rates between US dollars and the Chinese RMB. In 2012, foreign exchange loss of $207,482 (2011 – loss of $294,653; 2010 – loss of $209,958) is included in selling, general and administrative expenses. As at December 31, 2012, cash and cash equivalents of $ 70,173,071 (RMB 437,185,251) (December 31, 2011 – $80,191,109 (RMB 510,392,021); December 31, 2010 – $46,420,594 (RMB 306,923,681)) are denominated in RMB and are held in PRC and Hong Kong.

Concentration of Credit Risks

Concentration of Credit Risks

Financial instruments that potentially subject the Company to concentration of credit risks consist primarily of cash and cash equivalents and accounts receivable, the balances of which are stated on the consolidated balance sheets which represent the Company’s maximum exposure. The Company places its cash and cash equivalents in good quality credit quality financial institutions in Hong Kong and China. Concentration of credit risks with respect to accounts receivables is linked to the concentration of revenue. The Company’s customers are various government agencies in China. No single customer accounted for more than 10% of total sales for the years ended December 31, 2012, 2011 and 2010 except for government stockpile purchases. To manage credit risk, the Company performs ongoing credit evaluations of customers’ financial condition.

Interest Rate Risks

Interest Rate Risks

The Company is subject to interest rate risk.  Other than a long-term loan with carrying value of $778,226 and loan from non-controlling shareholder of $3,230,125 with fixed interest rates as at December 31, 2012, other interest-bearing loans are stated at variable rate based on the People’s Bank of China. (note 8).

Recently Adopted Accounting Standards

(u)                   Recently Adopted Accounting Standards

Effective January 1, 2012, the Company adopted ASU 2011-04, which amends the fair value measurement and disclosure guidance in ASC 820, Fair Value Measurement, to converge US GAAP and IFRS requirements for measuring amounts at fair value as well as disclosures about these measurements. The amendments are effective for fiscal year beginning on or after December 15, 2011.  As at December 31, 2012 and 2011, the Company did not have financing assets and liabilities and non-financial assets and liabilities that are recognized or disclosed at fair value in the financial Statement on a recurring basis. As at December 31, 2012, the Company’s property, plant and equipment at Tangshan Yian are measured at fair value on a nonrecurring basis. The Company determined the fair value of Tangshan Yian’s land use right, plant and building using the market approach by obtaining quoted prices for similar assets in the principal resale market. The Company determined the fair value of Tangshan Yian’s machinery and equipment using the cost approach by estimating the amount that currently would be required to construct or purchase substitute machinery and equipment of comparable utility. The estimate considers the condition of the assets which include the physical deterioration and economic obsolescence. It was determined the fair value of Tangshan Yian’s property, plant and equipment was $2.9 million compared to the carrying value of $4.4 million (2011- $4.9 Million)

		Fair Value Measurement Using
		Quoted Prices in	Significant	Significant
	Year	Active Markets for	Other Observable	unobservable
	Ended	Identical Assets	Inputs	Inputs	Total
Description	31/12/2012	(Level 1)	(Level 2)	(Level 3)	Losses
Land use right		$1,226,376			—
Plant and Building		1,356,894			827,459
Machinery and equipment			340,048		693,019

Effective January 1, 2012, the Company adopted ASU 2011-05, which amends the presentation guidance in ASC 220, Comprehensive Income, and results in more converged guidance on how comprehensive income is presented under US GAAP and IFRS, although some differences remain. The new US GAAP guidance requires entities to present net income and other comprehensive income in either a single continuous statement or separate consecutive statements. Companies are no longer allowed to present other comprehensive income (“OCI”) in the statement of stockholders’ equity. Earnings or loss per share is still based on net income or loss.  Although existing guidance related to items that must be presented in OCI has not changed, companies are required to display reclassification adjustments for each component of OCI in both net income and OCI. Also companies need to present the components of other comprehensive income in interim and annual financial statements. The amendments are effective for fiscal year beginning on or after December 15, 2011. In December 2011, the FASB issued ASU 2011-12, which defers ASU 2011-05 requirement that companies present reclassification adjustments for each component of accumulated other comprehensive income (“AOCI”) in both net income and OCI on the face of the financial statements. Companies are still required to present reclassifications out of AOCI on the face of the financial statements or disclose those amounts in the notes to the financial statements. The ASU also defers the requirement to report reclassification adjustments in interim periods. The adoption of this guidance does not have a material effect on the Company’s consolidated financial statements.

Recently Issued Accounting Guidance, Not Adopted as of December 31, 2012

(v)                       Recently Issued Accounting Guidance, Not Adopted as of December 31, 2012

In December 2011, the FASB issued ASU 2011-11, which amends the disclosure guidance in ASC 210, Balance Sheet. New disclosures are required to enable users of financial statements to understand significant quantitative differences in balance sheets prepared under US GAAP and IFRS related to the offsetting of financial instruments. The existing US GAAP guidance allowing balance sheet offsetting, including industry-specific guidance, remains unchanged. The amendments are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The amendments should be applied retrospectively for all prior periods presented. The Company does not believe the adoption of this standard to have a material effect on the Company’s consolidated financial statements for prior years.

Comparative Figures

(w)                    Comparative Figures

$1,111,485 of short term deferred government grant as at December 31, 2011 has been reclassified to long term deferred government grant in order to conform to the presentation adopted in the current year.